Schedule of Commitment for Minimum Lease Payments (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Commitments and Contingencies Disclosure [Abstract]
2023		$ 330,335
2024		337,123
2025		113,119
2026-2027
Total future lease payment		780,577
Amount representing interest		(16,751)
Present value of operating lease liabilities		763,826
Less: current portion	$ (238,179)	(319,255)	$ (79,140)
Long-term portion	$ 331,670	$ 444,571